Mortgage Notes Payable	12 Months Ended
Dec. 31, 2013
Mortgage Notes Payable

(13) Mortgage Notes Payable

In 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company (Northwestern) for the Company’s headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern in conjunction with the construction of an addition to the Company’s headquarters of $65,000. This loan was funded in 2006 and combined with the existing mortgage. As of December 31, 2013 and 2012, the combined loan had a balance of $99,210 and $105,858, respectively. This 20 year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan that the Company used to finance the acquisition of property for, and construction of, the Company’s headquarters.

Interest expense for all loans is $5,649, $6,007, and $6,346 in 2013, 2012, and 2011, respectively, and is presented in general and administrative expenses on the Consolidated Statements of Operations.

The future principal payments required under the Northwestern loan are as follows:

2014	$7,026
2015	7,424
2016	7,844
2017	8,288
2018	8,758
2019 and beyond	59,870

Total	$99,210